Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Employee and Non-Employee Stock Option Activity
The following table summarizes employee and
non-employee
stock option activity for the year ended December 31, 2022:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	264,303	$189.00	7.90	$328
Granted	235,199	45.00
Exercised	—	—
Forfeited	(94,421)	153.50

Outstanding as of December 31, 2022	405,081	$113.75	6.72	$2

Options vested and expected to vest as of December 31, 2022	397,772	$112.50	6.78	$2

Options exercisable as of December 31, 2022	163,450	$171.00	4.93	$—

Summary of Employee Restricted Stock Activity
The following table summarizes employee restricted stock activity for the year ended December 31, 2022:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock units as of December 31, 2021	7,600	$203.25
Granted	—	—
Vested	—	—
Forfeited	(1,940)	203.25

Unvested restricted stock units as of December 31, 2022	5,660	$203.25

Stock-Based Compensation Expense
Total stock-based compensation expense related to all plans was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development (1)	$2,965	$639	$4,136	$2,031
General and administrative	1,820	926	4,269	3,653

Total stock-based compensation expense	$4,785	$1,565	$8,405	$5,684

(1)
For the three and nine months ended September 30, 2023, $2.7 million and $2.9 million, respectively, was recognized as stock compensation expense related to the Parapyre Option Obligation. There were no such expenses for the three and nine months ended September 30, 2022.

Total stock-based compensation expense recognized from the Company’s equity incentive plans, 2018 Plan, and the 2016 ESPP for the years ended December 31, 2022, 2021, and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022		2021		2020
	Employees	Non- Employees	Employees	Non- Employees	Employees	Non- Employees
Research and development	$2,591	$—	$2,723	$—	$2,168	$36
General and administrative	4,520	—	5,315	—	4,052	—

Total stock-based compensation expense	$7,111	$—	$8,038	$—	$6,220	$36

Assumptions used to Estimate the Fair Value of Stock Options Granted
The following table summarizes the weighted-average Black-Scholes option pricing model assumptions used to estimate the fair value of stock options granted under the Company’s 2016 Plan, and the shares purchasable under the 2016 ESPP during the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
2016 Plan
Expected term (in years)	6.08	6.02	6.04	5.96
Expected volatility	101%	85%	111%	83%
Risk-free interest	4.28%	3.16%	4.07%	2.43%
Dividend yield	—	—	—	—
2016 ESPP
Expected term (in years)	0.50	0.50	0.49	0.49
Expected volatility	222%	95%	181%	84%
Risk-free interest	5.29	3.26	4.99%	1.95%
Dividend yield	—	—	—	—
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards:

	Year Ended December 31,
	2022	2021	2020
Stock Options Granted
Expected term (in years)	6.00	5.99	6.10
Expected volatility	84%	83%	76%
Risk-free interest	2.93%	0.88%	1.06%
Dividend yield	0%	0%	0%
2016 ESPP
Expected term (in years)	0.49	0.50	0.50
Expected volatility	84%	86%	76%
Risk-free interest	1.95%	0.08%	0.75%
Dividend yield	0%	0%	0%

Pre-funded Warrants for Common Stock Issued and Outstanding
As of September 30, 2023, the following
pre-funded
warrants for common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 8, 2019	None	$0.0025	—
April 30, 2020	None	$0.0025	—
May 20, 2022	None	$0.0025	250,000

Total pre-funded warrants			250,000

As of December 31, 2022, the following
pre-funded
warrants to purchase common stock were issued and outstanding:

Issue Date	Expiration Date	Exercise Price	Number of Warrants Outstanding
February 2019	None	$0.0025	150,000
April 2020	None	$0.0025	474,413
May 2022	None	$0.0025	531,250

Total pre-funded warrants			1,155,663

Stock Awards Granted
The following table summarizes the Company’s stock awards granted under all plans for each of the periods indicated:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value	Grants	Weighted Average Grant Date Fair Value
Stock options	1,044,667	$14.50	50,806	$16.75	3,867,366	$9.65	153,686	$52.50